DEFERRED REVENUE - Disclosure of deferred revenue (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	$ 13,666	$ 10,346
Long-term portion of Osisko silver stream agreement	77,327	59,720
Total deferred revenue	90,993	70,066
Customer advance payments [Member]
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	4,311	3,096
Osisko - silver stream agreement [Member]
Disclosure Of Deferred Income [Line Items]
Current portion of deferred revenue	$ 9,355	$ 7,250